Document and Entity Information Document	Aug. 05, 2024
Cover [Abstract]
Document Type	8-K
Document Period End Date	Aug. 05, 2024
Entity Registrant Name	TREEHOUSE FOODS, INC.
Entity File Number	001-32504
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	20-2311383
Entity Address, Address Line One	2021 Spring Road,
Entity Address, Address Line Two	Suite 600
Entity Address, City or Town	Oak Brook
Entity Address, State or Province	IL
Entity Address, Postal Zip Code	60523
City Area Code	708
Local Phone Number	483-1300
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.01 par value
Trading Symbol	THS
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Entity Central Index Key	0001320695
Amendment Flag	false